Account Receivables, Net of Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2026
Accounts And Non Trade Receivable [Abstract]
Summary of Account Receivables, Net of Allowance for Credit Losses

	Year ended March 31,
	2026	2025
	(In million)	(In million)
Receivables from payment processors	$73.9	$50.6
Receivables from partners	107.6	99.5
Receivables from customers	146.1	127.5
Receivables from brokers	63.7	70.2

Total Account Receivables, net of Allowance for Credit Losses	$391.3	$347.8